Expense Example	Nov. 01, 2026 USD ($)
DF Dent Premier Growth Fund | DF Dent Premier Growth Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,415
DF Dent Midcap Growth Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
DF Dent Midcap Growth Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,157
DF Dent Midcap Growth Fund | Institutional Plus Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,216
DF Dent Small Cap Growth Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,504
DF Dent Small Cap Growth Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,327
DF Dent Small Cap Growth Fund | Institutional Plus Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	$ 1,275